FINANCIAL INSTRUMENTS - Summary of Derivatives (Details) $ in Millions	12 Months Ended		36 Months Ended
	Dec. 31, 2025 USD ($) $ / ounce oz	Dec. 31, 2024 USD ($)	Aug. 31, 2028 oz
Disclosure of detailed information about financial instruments [line items]
Strike price for purchased put options | $ / ounce	3,100
Strike price for sold call options | $ / ounce	4,310
Loss (gain) on non-hedge derivatives	$ (1)	$ 13
Current derivative financial liabilities	$ 89	0
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gold collars that mature every month between September 2025 and August 2028 | oz	25,000
Total gold collars | oz			900,000
Loss (gain) on non-hedge derivatives	$ 0	0
Derivative financial liabilities held for hedging	386	0
Current derivative financial liabilities	89	0
Derivative financial liabilities	$ 297	$ 0
Gold collars outstanding | oz	800,000